                      WILMINGTON LARGE CAP GROWTH PORTFOLIO
                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO

                                OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

       SUPPLEMENT DATED MARCH 1, 2004 TO PROSPECTUS DATED NOVEMBER 1, 2003

THE FOLLOWING INFORMATION IN THIS SUPPLEMENT MODIFIES THE INVESTMENT POLICIES OF THE WILMINGTON LARGE CAP VALUE PORTFOLIO.

The Board of Trustees of the Wilmington Large Cap Value Portfolio (the "Portfolio") has approved changes in the primary investment strategy of the Portfolio. The key changes are as follows: First, the Portfolio will be permitted to invest at least 80% of its assets in equity and equity related securities of companies within its capitalization range and that are traded on a U.S. securities market. This change removes the current requirement that the Portfolio invest at least 80% of its assets in equity and equity related securities of U.S. issuers within its capitalization range. It is expected that most Portfolio investments in non-U.S. issuers will be in non-U.S. issuers that have substantial operations in the United States and have securities that are publicly traded on U.S. markets. Second, the Portfolio will be permitted to invest 80% of its assets in securities having a market capitalization equal to those in the Russell 1000 Value Index. This change removes the current requirement that this Portfolio invest at least 80% of its assets only in companies with a market capitalization equal to at least that of the smallest company in the top 40% of the Russell 1000 Value Index. Corresponding changes are being made to the policies of the Large Cap Value Series in which the Portfolio invests. These changes shall be effective as of May 1, 2004:

    o After these changes the primary investment strategies of the Portfolio are as set forth below. This replaces (i) the description of the principal investment strategies on page 4 of the Prospectus under the heading "Principal Investment Strategy" and (ii) the corresponding information on pages 14, 15, and 16 of the Prospectus under the heading "Primary Investment Strategies".

                  - The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index ("large cap company") and are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $695 million to $273.9 billion.

    o After the first paragraph on page 15 of the Prospectus, the following text is inserted:

                  Equity securities from non-U.S. issuers that are publicly traded on the Nasdaq Stock Market or a U.S. securities exchange, including but not limited to, the New York Stock Exchange and the American Stock Exchange and meet the capitalization requirements of the Portfolio will be an eligible investment with respect to the Portfolio's Principal Investment Strategy.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       WILMINGTON SMALL CAP CORE PORTFOLIO

                                OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
       SUPPLEMENT DATED MARCH 1, 2004 TO PROSPECTUS DATED DECEMBER 1, 2003

CHANGES TO THE INVESTMENT POLICIES OF SMALL CAP VALUE SERIES, AN UNDERLYING SERIES OF WILMINGTON SMALL CAP CORE PORTFOLIO

The Board of Trustees of the Small Cap Value Series (the "Series") has approved changes in the primary investment strategy of the Series, an Underlying Series of the Wilmington Small Cap Core Portfolio. The key changes are as follows:
First, the Series will be permitted to invest at least 80% of its assets in equity and equity related securities of companies within its capitalization range and that are traded on a U.S. securities market. This change removes the current requirement that the Series invest at least 80% of its assets in equity and equity related securities of U.S. issuers within its capitalization range. It is expected that most Series investments in non-U.S. issuers will be in non-U.S. issuers that have substantial operations in the United States and have securities that are publicly traded on U.S. markets. These changes shall be effective as of May 1, 2004:

    o After these changes the primary investment strategies of the Series are as set forth below. This replaces the corresponding information on pages 10 of the Prospectus under the heading "Small Cap Value Series - Primary Investment Strategies".

                  - The Series is a diversified portfolio of equity and equity related securities of companies with market capitalization at the time of initial purchase equal to those in the Russell 2000 Value Index ("small cap company") and are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $42 million to $2 billion.

    o After the second paragraph under "Small Cap Value Series-Principal Investment Strategies" on page 10, the following text is inserted:

         Equity securities from non-U.S. issuers that are publicly traded on the Nasdaq Stock Market or a U.S. securities exchange, including but not limited to, the New York Stock Exchange and the American Stock Exchange and meet the capitalization requirements of the Series will be an eligible investment with respect to the Series' Principal Investment Strategy.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                                OF WT MUTUAL FUND

                                 INVESTOR SHARES
--------------------------------------------------------------------------------

       SUPPLEMENT DATED MARCH 1, 2004 TO PROSPECTUS DATED NOVEMBER 1, 2003

CLOSING OF THE CRM SMALL CAP VALUE FUND TO NEW INVESTORS

The investment adviser of the CRM Small Cap Value Fund (the "Fund"), Cramer Rosenthal McGlynn, LLC ("CRM") monitors the total assets of the Fund and may recommend that the Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund's ability to achieve its investment objective. CRM has recommended to the Board of Trustees of the Trust, and the Board has approved, effective as of the close of business on May 1, 2004, that the Fund will be closed to new investors and shares of the Fund will only be offered to:

         (i) persons who already hold shares of the Fund directly or through accounts maintained by brokers pursuant to arrangements with CRM and the Trust;

         (ii) persons who are advisory or trust clients of CRM or Wilmington Trust Company ("Wilmington Trust");

         (iii) persons who are clients of consultants/intermediaries which have an existing relationship with CRM; and

         (iv) trustees/directors, officers and employees of CRM, the Fund, Wilmington Trust and their affiliates, and their respective spouses, parents and children.

New account purchase orders will not be accepted after May 1, 2004 unless such purchase orders were postmarked on or before such date. Other persons who are shareholders of the CRM Large Cap Value Fund and the CRM Mid Cap Value Fund are not permitted to acquire shares of this Fund by exchange after May 1, 2004. Distributions to all shareholders of the Fund will continue to be reinvested unless a shareholder has elected otherwise.

THE FOLLOWING INFORMATION IN THIS SUPPLEMENT MODIFIES THE INVESTMENT POLICIES OF THE FUNDS.

The Board of Trustees of the CRM Large Cap Value Fund, CRM Mid Cap Value Fund, and CRM Small Cap Value Fund (the "Funds") has approved changes in the primary investment strategies of each Fund. The key changes are as follows: First, each Fund will be permitted to invest at least 80% of its assets in equity and equity related securities of companies within its capitalization range and that are traded on a U.S. securities market. This change removes the current requirement that each Fund invest at least 80% of its assets in equity and equity related securities of U.S. issuers within its capitalization range. It is expected that most Fund investments in non-U.S. issuers will be in non-U.S. issuers that have substantial operations in the United States and have securities that are publicly traded on U.S. markets. Second, the Large Cap Value Fund will be permitted to invest 80% of its assets in securities having a market capitalization equal to those securities in the Russell 1000 Value Index. This change removes the current requirement that this Fund invest at least 80% of its assets only in companies with a market capitalization equal to at least that of the smallest company in the top 40% of the Russell 1000 Value Index. Corresponding changes are being made to the policies of the "master fund" in which each Fund invests. These changes shall be effective as of May 1, 2004:

    o After these changes the primary investment strategies of the Fund are as set forth below. This replaces (i) the description of the principal investment strategies on page 2 of the Prospectus under the heading "Principal Investment Strategy" and (ii) the corresponding information on pages 10, 11, and 12 of the Prospectus under the heading "Primary Investment Strategies".

         - The CRM LARGE CAP VALUE FUND invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index ("large cap company") and publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $695 million to $273.9 billion.

         - The CRM MID CAP VALUE FUND invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index ("mid cap company") and publicly traded on a U.S. securities market.. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $695 million to $13.9 billion.

         - The CRM SMALL CAP VALUE FUND invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index ("small cap company") and publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $42 million $2 billion.

    o After the fourth complete paragraph on page 12, the following text is inserted:

         Equity securities from non-U.S. issuers that are publicly traded on the Nasdaq Stock Market or a U.S. securities exchange, including but not limited to, the New York Stock Exchange and the American Stock Exchange and meet the capitalization requirements of a Fund will be an eligible investment with respect to a Fund's Principal Investment Strategy.

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                                OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

       SUPPLEMENT DATED MARCH 1, 2004 TO PROSPECTUS DATED NOVEMBER 1, 2003

CLOSING OF THE CRM SMALL CAP VALUE FUND TO NEW INVESTORS

The investment adviser of the CRM Small Cap Value Fund (the "Fund"), Cramer Rosenthal McGlynn, LLC ("CRM") monitors the total assets of the Fund and may recommend that the Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund's ability to achieve its investment objective. CRM has recommended to the Board of Trustees of the Trust, and the Board has approved, effective as of the close of business on May 1, 2004, that the Fund will be closed to new investors and shares of the Fund will only be offered to:

         (i) persons who already hold shares of the Fund directly or through accounts maintained by brokers pursuant to arrangements with CRM and the Trust;

         (ii) persons who are advisory or trust clients of CRM or Wilmington Trust Company ("Wilmington Trust");

         (iii) persons who are clients of consultants/intermediaries which have an existing relationship with CRM; and

         (iv) trustees/directors, officers and employees of CRM, the Fund, Wilmington Trust and their affiliates, and their respective spouses, parents and children.

New account purchase orders will not be accepted after May 1, 2004 unless such purchase orders were postmarked on or before such date. Other persons who are shareholders of the CRM Large Cap Value Fund and the CRM Mid Cap Value Fund are not permitted to acquire shares of this Fund by exchange after May 1, 2004. Distributions to all shareholders of the Fund will continue to be reinvested unless a shareholder has elected otherwise.

THE FOLLOWING INFORMATION IN THIS SUPPLEMENT MODIFIES THE INVESTMENT POLICIES OF THE FUNDS.

The Board of Trustees of the CRM Large Cap Value Fund, CRM Mid Cap Value Fund, and CRM Small Cap Value Fund (the "Funds") has approved changes in the primary investment strategies of each Fund. The key changes are as follows: First, each Fund will be permitted to invest at least 80% of its assets in equity and equity related securities of companies within its capitalization range and that are traded on a U.S. securities market. This change removes the current requirement that each Fund invest at least 80% of its assets in equity and equity related securities of U.S. issuers within its capitalization range. It is expected that most Fund investments in non-U.S. issuers will be in non-U.S. issuers that have substantial operations in the United States and have securities that are publicly traded on U.S. markets. Second, the Large Cap Value Fund will be permitted to invest 80% of its assets in securities having a market capitalization equal to those securities in the Russell 1000 Value Index. This change removes the current requirement that this Fund invest at least 80% of its assets only in companies with a market capitalization equal to at least that of the smallest company in the top 40% of the Russell 1000 Value Index. Corresponding changes are being made to the policies of the "master fund" in which each Fund invests. These changes shall be effective as of May 1, 2004:

    o After these changes the primary investment strategies of the Fund are as set forth below. This replaces (i) the description of the principal investment strategies on page 2 of the Prospectus under the heading "Principal Investment Strategy" and (ii) the corresponding information on pages 10, 11, and 12 of the Prospectus under the heading "Primary Investment Strategies".

         - The CRM LARGE CAP VALUE FUND invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index ("large cap company") and publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $695 million to $273.9 billion.

         - The CRM MID CAP VALUE FUND invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index ("mid cap company") and publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $695 million to $13.9 billion.

         - The CRM SMALL CAP VALUE FUND invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index ("small cap company") and publicly traded on a U.S. securities market.. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $42 million $2 billion.

    o After the fourth complete paragraph on page 12, the following text is inserted:

         Equity securities from non-U.S. issuers that are publicly traded on the Nasdaq Stock Market or a U.S. securities exchange, including but not limited to, the New York Stock Exchange and the American Stock Exchange and meet the capitalization requirements of a Fund will be an eligible investment with respect to a Fund's Principal Investment Strategy.

                             CRM MID CAP VALUE FUND

                                OF WT MUTUAL FUND

                                  RETAIL SHARES
--------------------------------------------------------------------------------

       SUPPLEMENT DATED MARCH 1, 2004 TO PROSPECTUS DATED NOVEMBER 1, 2003

THE FOLLOWING INFORMATION IN THIS SUPPLEMENT MODIFIES THE INVESTMENT POLICIES OF THE CRM MID CAP VALUE FUND.

The Board of Trustees of the CRM Mid Cap Value Fund (the "Fund") has approved changes in the primary investment strategies of the Fund. The key changes are as follows: First, the Fund will be permitted to invest at least 80% of its assets in equity and equity related securities of companies within its capitalization range and that are traded on a U.S. securities market. This change removes the current requirement that the Fund invest at least 80% of its assets in equity and equity related securities of U.S. issuers within its capitalization range. It is expected that most Fund investments in non-U.S. issuers will be in non-U.S. issuers that have substantial operations in the United States and have securities that are publicly traded on U.S. markets. Corresponding changes are being made to the policies of the "master fund" in which the Fund invests. These changes shall be effective as of May 1, 2004:

    o After these changes the primary investment strategies of the Fund are as set forth below. This replaces (i) the description of the principal investment strategies on page 2 of the Prospectus under the heading "Principal Investment Strategy" and (ii) the corresponding information on pages 8, 9, and 10 of the Prospectus under the heading "Primary Investment Strategies".

         - The CRM MID CAP VALUE FUND invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index ("mid cap company") and publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $695 million to $13.9 billion.

    o After the fourth complete paragraph on page 9, the following text is inserted:

         Equity securities from non-U.S. issuers that are publicly traded on the Nasdaq Stock Market, or a U.S. securities exchange, including but not limited to, the New York Stock Exchange and the American Stock Exchange and meet the capitalization requirements of a Fund will be an eligible investment with respect to a Fund's Principal Investment Strategy.